Leases	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Leases

32.	Leases

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of February 2018 and May 2020, and the first one ended in January 2023 and the second one will be end in April  2023, respectively. The monthly rent to pay was USD $42,523. Base rent is subject to increases in accordance with the CPI and the CPI.

The expense in pesos for income amounted to Ps. 9,044, Ps. 12,004 and Ps. 12,250 for the years ended December 31, 2018, 2019 and 2020 respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

–	Leases as lessor
a)

The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2018		2019		2020
Less than one year	Ps.	1,162,457	Ps.	1,331,301	Ps.	1,368,927
One to two years		835,157		1,074,436		1,109,585
Two to three years		665,499		875,768		768,681
Three to four years		524,911		592,384		390,332
Four to five years		316,356		299,145		105,303
More than five years		203,288		96,704		70,242
	Ps.	3,707,668	Ps.	4,269,738	Ps.	3,813,070

b)	Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2018		2019		2020
Less than one year	USD$	12,175	USD$	8,692	USD$	9,491
One to two years		6,122		4,935		5,514
Two to three years		3,577		4,731		4,267
Three to four years		3,395		3,506		3,686
Four to five years		2,723		3,032		3,548
More than five years		22,177		19,398		3,780
	USD$	50,169	USD$	44,294	USD$	30,287

During the years ended December 31, 2018, 2019 and 2020, the Company recognized income from leasing activities of Ps. 2,376,820, Ps. 2,859,958 and Ps. 1,748,493, as part of the non-regulated revenues in the consolidated statements of profit or loss and other comprehensive income, respectively.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2018, 2019 and 2020 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 20.